Goodwill And Other Intangible Assets (Schedule Of Gross Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Goodwill And Other Intangible Assets [Line Items]
Reclassification of indefinite-lived IPR&D to definite-lived	$ 11	$ 14
Gross Carrying Amount	1,032	1,000
Accumulated Amortization	386	313
Indefinite-lived intangible assets	158	169
Amortization of Intangible Assets	88	93	66
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	87
Finite-Lived Intangible Assets, Amortization Expense, Year Two	85
Finite-Lived Intangible Assets, Amortization Expense, Year Three	85
Finite-Lived Intangible Assets, Amortization Expense, Year Four	85
Finite-Lived Intangible Assets, Amortization Expense, Year Five	75
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	229
Purchased Technology And Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	947	922
Accumulated Amortization	336	276
Customer Lists And Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	57	48
Accumulated Amortization	36	25
Trademarks And Tradenames [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	22	24
Accumulated Amortization	10	8
Indefinite-lived intangible assets	49	49
Licenses, Distribution Agreements And Other [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	6	6
Accumulated Amortization	4	4
Acquired IPR&D [Member]
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	109	120
Intangible Asset Charges [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible asset impairment charges		52
Intangible Asset Charges [Member] | Purchased Technology And Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible asset impairment charges	31
Intangible Asset Charges [Member] | Customer Lists And Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible asset impairment charges	$ 2	$ 49